DERIVATIVE LIABILITIES (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Embedded conversion feature derivative liabilities	$ 319,674	$ 301,779
Warrant derivative liabilities	164,070	432,793
Fair Value, Inputs, Level 1 [Member]
Embedded conversion feature derivative liabilities	0	0
Warrant derivative liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Embedded conversion feature derivative liabilities	0	0
Warrant derivative liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Embedded conversion feature derivative liabilities	319,674	301,779
Warrant derivative liabilities	$ 164,070	$ 432,793